Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
MyDestination 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current Other expenses based on changes to shareholder service fees and current Acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments predominantly in the GuideStone Funds Select Funds ("Select Funds"), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.
  The Fund's strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder's pre-retirement and early retirement years, and to adjust the Fund's asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder's later retirement years and 12 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets as of May 2016.

	May 2016	12 Years After
	Retirement 2005(4)
Fixed Income Select Funds(1)(2)	53.67%	55.00%
Money Market	0.00%	0.00%
Low-Duration Bond	40.25%	41.24%
Medium-Duration Bond	10.73%	11.00%
Extended-Duration Bond	0.00%	0.00%
Global Bond	2.69%	2.76%

U.S. Equity Select Funds(2)(3)	20.87%	19.80%
Defensive Market Strategies	9.67%	9.00%
Equity Index	3.36%	3.24%
Value Equity	3.36%	3.24%
Growth Equity	3.36%	3.24%
Small Cap Equity	1.12%	1.08%

Non-U.S. Equity Select Funds(2)	7.46%	7.20%
International Equity Index	1.96%	1.90%
International Equity	3.93%	3.79%
Emerging Markets Equity	1.57%	1.51%

Real Assets Select Funds(1)(2)	18.00%	18.00%
Inflation Protected Bond	10.00%	10.00%
Flexible Income	5.00%	5.00%
Real Estate Securities	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2005 assumes that an investor retired at age 65.
  The Fund's assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund, provided that the Fund's Board of Trustees ("Board") determines that the merger is in the best interests of the Fund and its shareholders. If such a merger is not possible, the Board will consider other available options, including the continued operation of the Fund, merger with another fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund based on the target retirement date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. There is no guarantee that the Fund's investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the target retirement date.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. As of the date of this Prospectus, interest rates in the United States are near historic lows, but may rise significantly or rapidly, causing losses to the Fund. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations (e.g., greater than seven years), the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default. High yield securities are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond they issue, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  Because the Fund owns Select Funds that invest in senior secured and unsecured floating rate loans ("Senior Loans"), the Fund will be exposed to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. In addition, the Fund's exposure to Senior Loans may heighten the Fund's collateral and liquidity risks. There is a risk that the value of the collateral securing a Senior Loan may decline after investment and that the collateral may not be sufficient to cover the amount owed. Regarding liquidity risk, Senior Loans may not have an active trading market and are generally subject to restrictions on transfer, so they may not be sold at a time when it is desirable to do so or may only be sold at prices that are less than what is thought to be their fair value.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the target retirement date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 11.63% 6/2009	Worst Quarter: (12.09)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns shown above for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MyDestination 2005 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.89%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	559
10 Years	rr_ExpenseExampleYear10	$ 1,257
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	(22.78%)
2009	rr_AnnualReturn2009	21.84%
2010	rr_AnnualReturn2010	10.56%
2011	rr_AnnualReturn2011	2.52%
2012	rr_AnnualReturn2012	8.92%
2013	rr_AnnualReturn2013	6.18%
2014	rr_AnnualReturn2014	2.54%
2015	rr_AnnualReturn2015	(1.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.09%)
One Year	rr_AverageAnnualReturnYear01	(1.63%)
Five Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2005 Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.34%)	[4]
Five Years	rr_AverageAnnualReturnYear05	2.65%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[4]
MyDestination 2005 Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.09%	[4],[5]
Five Years	rr_AverageAnnualReturnYear05	2.59%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[4],[5]
MyDestination 2005 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.54%
Five Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2005 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.55%
Five Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2005 Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.48%
Five Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2005 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.70%)
Five Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2005 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.82%)
Five Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2017. The Adviser and/or its affiliates have also agreed to waive shareholder service fees attributable to the Fund's investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund through April 30, 2017. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	(after fee waiver & expense reimbursement)
[3]	The expense information in the table has been restated to reflect current Other expenses based on changes to shareholder service fees and current Acquired Fund fees and expenses based on the Fund's revised target allocations among the Select Funds.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").
[5]	Returns may be higher than other returns shown above for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.